SHARE CAPITAL	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
SHARE CAPITAL

18. SHARE CAPITAL

a) Authorized:

 Unlimited Class A common shares without par value

1,500,000 Class B Series I preferred shares without par value

1,000,000 Class B Series II preferred shares without par value

b) Issued and outstanding:

No shares were issued during the year ended December 31, 2019.

During the year ended December 31, 2018:

  On April 3, 2018, the Company issued 7,500,000 common shares for acquisition Mexmaken as described in Note 8.
  On April 3, 2018, the Company issued 780,000 common shares to the parent of the CEO for interest payment of $156,000 (USD$120,000).
  The Company issued 50,000 common shares pursuant to the exercise of the conversion option of certain convertible debentures as described in Note 14.
  The Company issued 5,600,000 common shares for gross proceeds of $1,260,000 pursuant to the exercise of stock options. In connection with the exercise of stock options, $1,200,301 was transferred from contributed surplus to share capital.
  The Company issued 525,690 units for services with a fair value of $110,395. Each unit is comprised of one common share and one share purchase warrant exercisable for one common share at an exercise price of $0.25 for a period of six months. The fair value of the services received was not readily determinable, as such, the common shares were valued at the fair value of common shares on grant date. No value has been allocated to the warrants.
  The Company issued 142,857 units for the subscriptions received in 2017 in the amount of $30,000. Each unit has the same term as above. Each unit is comprised of one common share and one share purchase warrant exercisable for one common share at an exercise price of $0.25 for a period of six months.
  On January 8, 2018, the Company extended the expiry date of existing warrants from January 12, 2018 to July 21, 2018. The modification of warrants incurred a share-based compensation of $10,410. The Company also announced warrant price reduction and exercise incentive program. Under the incentive program, the exercise price of all the warrants reduced to $0.25 if exercised prior to March 30, 2018, which was further extended to April 6, 2018. One Incentive Warrant was granted for each warrant exercised. Each Incentive Warrant was exercisable to acquire one common share at a price of $0.40 for six months. The Company engaged an agent to provide services in connection with the incentive program. The company issued the agent such number of new warrants as was equal to 8% of the exercised warrants in this program, entitling the agent to acquire units of the Company at an exercise price of $0.25 per unit, with each unit being comprised of one common share and one non-transferable share purchase warrants entitling the agent to acquire an additional common share of the Company at a price of $0.40 per share for one year.

8,665,201 warrants were exercised under this program and consequently, 8,665,201 Incentive Warrants were issued. The Company received proceeds of $2,166,300 for the exercise of warrants.

During the year ended December 31, 2017:

  The Company closed a non-brokered private placement and issued 15,484,912 units at $0.15 per unit for gross proceeds of $2,322,737. Each unit is comprised of one common share and one share purchase warrant exercisable for one common share at an exercise price of $0.40 for 12 months following the transaction. If the share price trades at $0.60 for 10 consecutive trading days then the warrant holders will receive notice from the Company to accelerate the exercise of the warrants within 10 days or they will expire. The Company paid finders and brokers cash commissions of $87,767 and issued 585,117 broker warrants with the same terms as the warrants in the private placement. The broker warrants have the same terms as those issued as part of the units and have a fair value of $142,319 calculated using the black-scholes option pricing model.

On June 19, 2017, the Company announced warrant price reduction and exercise incentive program. Under the incentive program, the exercise price of the warrants issued on January 12, 2017 were reduced to $0.30 if exercised prior to July 21, 2017 and one Incentive Warrant was granted for each warrant exercised. Each Incentive Warrant was exercisable to acquire one common share at a price of $0.50 for one year. As a result, 3,774,466 warrants were exercised under this program and consequently, 3,774,466 Incentive Warrants were issued. The Company received proceeds of $1,132,340 for the exercise of warrants.

  The Company issued 500,000 common shares to Rojo Resources Ltd. (Rojo). Under an Assignment Agreement whereby the Company would take assignment of all of Rojo's assets in consideration of 500,000 common shares to Rojo. This Assignment Agreement was subsequently terminated and as a result, the fair value of the investment in the amount of $175,000 was fully written off.
  The Company issued a total of 1,000,000 common shares for services with a fair value of $340,000. The fair value of the services received was not readily determinable, as such, the shares were valued at the fair value of common shares on grant date.
  The Company issued 14,904,901 common shares for gross proceeds of $3,818,339 pursuant to the exercise of stock options and warrants. In connection with the exercise of stock options and warrants, $2,959,537 was transferred from contributed surplus to share capital.
  The Company issued common shares in connection with the reverse take-over transaction in Note 5.

c) Escrowed Shares:

(i) Pursuant to an escrow agreement dated January 26, 2017, the 30,000,000 common shares issued pursuant to the Acquisition (Note 5) are subject to escrow restrictions. The escrow shares will be released based on certain performance conditions. At December 31, 2019, 30,000,000 (2018 - 30,000,000 common shares) remains in escrow. The escrow shares were released subsequent to the year ended December 31, 2019 upon achieving the performance obligations.

(ii) In addition, the 500,000 common shares issued to Rojo are subject to escrow restrictions. These escrow shares will be released 10% on the issuance date, with the remaining to be released 15% every six months. As of December 31, 2019, there were 75,000 common shares remain in escrow (2018 - 225,000 common shares).

d) Warrants:

As part of the January 12, 2017 private placement, the Company issued 15,484,912 warrants. Each warrant allowed the holder of the unit to acquire one additional Common Share until January 12, 2018 at an exercise price of $0.40. In addition, the Company issued 585,117 agent warrants as part of the share issue costs. The fair value of the warrants was determined to be $208,211 or $0.36 per warrant using the Black-Scholes option pricing model. The following assumptions were used for the calculation:

Exercise price	$0.40
Expected life	2 years
Expected volatility	225%
Risk free interest rate	0.76%
Expected dividend yield	0%
Expected forfeiture rate	0%

On January 8, 2018, the Company modified the expiry date of all existing warrants to July 21, 2018. Share-based compensation of $10,410 was recorded on the agents warrants, based on the following assumptions:

Exercise price	$0.40
Expected life	0.5 years
Expected volatility	81%
Risk free interest rate	1.32%
Expected dividend yield	0%
Expected forfeiture rate	0%

A continuity of warrants for the years ended December 31, 2019 and 2018 is as follows:

	Number	Weighted average exercise price
		$

Balance, December 31, 2017	16,070,029	0.42
Granted	24,952,622	0.22
Exercised	(8,665,201)	0.25
Expired	(16,066,877)	0.43

Balance, December 31, 2018	16,290,573	0.12
Granted	15,924,860	0.09
Balance, December 31, 2019	32,215,433	0.11

The following table summarizes the share purchase warrants outstanding and exercisable as at December 31, 2019:

Number of warrants outstanding	Exercise price $	Expiry date
113,829	0.14	September 20, 2020
48,448	0.13	September 27, 2020
550,000	0.15	September 30, 2020
31,491	0.11	October 24, 2020
141,913	0.12	October 11, 2020
5,000,000	0.09	November 13, 2020
10,000,000	0.09	November 13, 2020
15,000,000	0.09	November 13, 2020
90,164	0.09	November 26, 2020
25,219	0.11	November 2, 2020
111,700	0.08	December 2, 2020
180,889	0.09	December 30, 2020
921,780	0.09	October 1, 2021
32,215,433

e) Stock options

The Company has established a stock option plan for directors, employees, and consultants. Under the Company's stock option plan, the exercise price of each option is determined by the Board, subject to the Discounted Market Price policies of the Canadian Stock Exchange. The aggregate number of shares issuable pursuant to options granted under the plan is limited to 10% of the Company's issued shares at the time the options are granted. The aggregate number of options granted to any one optionee in a 12-month period is limited to 5% of the issued shares of the Company.

There were no stock options granted during the year ended December 31, 2019. During the years ended December 31, 2018 and 2017, the Company granted stock options to certain directors, officers and consultants of the Company. The weighted average fair value of the stock options during the year ended December 31, 2018 was determined to be $1.50 (2017 - $0.80) using the Black-Scholes option pricing model. The following weighted average assumptions were used for the calculation:

	2019	2018	2017
Share price at grant date	—	$0.22	$0.25
Exercise price	—	$0.23	$0.26
Expected life (in years)	—	5	2
Expected volatility	—	202%	215%
Risk free interest rate	—	2.07%	0.76%
Expected dividend yield	—	0%	0%
Expected forfeiture rate	—	0%	0%

A continuity of stock options for the years ended December 31, 2019 and 2018 is as follows:

	Number	Weighted average exercise price
		$
Balance, December 31, 2017	4,564,565	0.28
Granted	8,690,000	0.24
Exercised	(5,600,000)	0.23
Cancelled or forfeited	(6,379,565)	0.25
Balance, December 31, 2018 and 2019	1,275,000	0.30

As at December 31, 2019, the following stock options were outstanding and exercisable:

Options Outstanding	Options exercisable	Exercise price	Remaining life (years)	Expiry date
		$
325,000	325,000	0.45	2.21	March 17, 2022
950,000	950,000	0.25	3.13	February 17, 2023
1,275,000	1,275,000	0.30	2.90

As at December 31, 2018, the following stock options were outstanding and exercisable:

Options Outstanding	Options exercisable	Exercise price	Remaining life (years)	Expiry date
		$
325,000	325,000	0.45	3.21	March 17, 2022
950,000	950,000	0.25	4.13	February 17, 2023
1,275,000	1,275,000	0.30	3.90